Material License Agreements	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Material License Agreements
22.
MATERIAL LICENSE AGREEMENTS

Almirall

In 2012, the Company originally entered into a global licensing agreement with Almirall to develop DHODH inhibitor, LAS186323, which the Company refers to as farudodstat, for rheumatoid arthritis (excluding any topical formulation), without upfront payments. Under the license agreement, the Company agreed to fund and develop farudodstat to the end of Phase 2 through a development program.

The original license agreement was replaced by a new agreement, executed in December 2015 and amended in March 2018, granting an exclusive, worldwide license to develop, manufacture and commercialize farudodstat products for all human diseases, excluding topically-administered products embodying the compound for keratinocyte and hyperproliferative disorders, and the non-melanoma skin cancers basal cell carcinoma, squamous cell carcinomas and Gorlin Syndrome. Under the license agreement, Almirall is eligible to receive milestone payments and royalties based on the sales generated by the Company and/or sublicensees. As of June 30, 2023, the Company did not accrue for the above contingent payments since the milestones have not yet been achieved.

CSL

The Company entered into a global license agreement with CSL Limited (“CSL”), in May 2014, to develop the anti-IL13 receptor monoclonal antibody, CSL334 (which the Company refers to as eblasakimab) and antigen binding fragments thereof, for the treatment, diagnosis or prevention of diseases or conditions in humans, without upfront payments. This license agreement was amended in May 31, 2019, pursuant to which the Company obtained an exclusive, worldwide license to certain intellectual property owned or licensed by CSL, including patents and know-how, to develop, manufacture for clinical trials and commercialize eblasakimab for the treatment, diagnosis or prevention of diseases or conditions in humans. The Company’s development under such agreement is currently focused on the treatment of respiratory and inflammatory conditions, and in particular, atopic dermatitis.

Under the amended agreement, the Company is generally obligated to use diligent efforts to develop eblasakimab products in accordance with the development plan, to obtain marketing approvals for eblasakimab products worldwide and to commercialize eblasakimab products, either by itself or through sublicensees.

In consideration of the rights granted to the Company under the amended agreement, the Company will make a first payment of $30 million to CSL upon commencement of a Phase 3 clinical trial of eblasakimab. The Company will also be required to pay up to an aggregate of $95 million to CSL if certain regulatory milestones are achieved, up to an aggregate of $655 million if certain sales milestones are achieved and tiered royalties on net sales of eblasakimab products ranging between a mid-single digit percentage and 10%. The Company is also responsible for all payments to third-party licensors to CSL, to the extent such obligations relate to the exploitation of the rights licensed under CSL’s agreement with those parties and sublicensed to the Company under the amended agreement. As of June 30, 2023, the Phase 2b clinical trial investigating eblasakimab as a therapeutic antibody for moderate-to-severe atopic dermatitis is still ongoing and the aforementioned milestones have not been met. The Company did not make any other payments related to the in-license agreements for the six months ended June 30, 2022, and 2023.

Zenyaku Kogyo Co., ltd

In June 2023, the Company entered into a development and commercialization agreement with Zenyaku Kogyo Co., Ltd. (“Zenyaku”) granting to Zenyaku the exclusive rights to develop and, provided certain conditions are met, commercialize eblasakimab in atopic dermatitis and all other indications in Japan. Zenyaku agreed to make a non-refundable upfront payment of $12 million in return for the use of the rights granted to Zenyaku. In addition, the Company is eligible to receive up to $29.5 million in development milestones and up to $94 million in commercial milestones. Zenyaku will make double digit royalty payments to ASLAN on net sales of eblasakimab in percentages ranging up to low twenties.

Under the terms of the agreement, Zenyaku will be exclusively responsible for all development and, potentially, commercialization activities for eblasakimab in Japan. Zenyaku plans to initiate a Phase 1 study of eblasakimab in Japan in the first half of 2024. The Company does not bear any risks and costs on the development of eblasakimab by Zenyaku in Japan. Accordingly, Zenyaku has exclusive control over relevant activities that significantly affect the returns of the development and commercialization of eblasakimab in Japan. Since the Company has no other performance obligation in addition to the agreement, the Company recognized the upfront payments of $12 million as revenue in the period of June 30, 2023.